Income tax - Components of Income Tax Expense (Benefit) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Income tax
Current income tax expense	¥ 381,407		¥ 103,865	¥ 96,321
Deferred income tax expense/(benefit)	(204,655)		(41,752)	30,947
Total	¥ 176,752	$ 24,215	¥ 62,113	¥ 127,268